JNF Dynasty Liquid Alternatives Portfolio
PORTFOLIO SUMMARY – JNF DYNASTY LIQUID ALTERNATIVES PORTFOLIO
Investment Objective:
The JNF Dynasty Liquid Alternatives Portfolio’s investment objective is total return from income and capital appreciation.
Fees and Expenses of the Portfolio:

The following table describes the annual operating expenses that you pay indirectly if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		JNF Dynasty Liquid Alternatives Portfolio JNF Dynasty Liquid Alternatives Portfolio Class
Management Fees		0.50%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses	[1]	0.29%
Acquired Fund Fees and Expenses	[1][2]	1.40%
Total Annual Portfolio Operating Expenses		2.44%
Fee Waiver and/or Expense Reimbursement	[3]	0.04%
Total Annual Portfolio Operating Expenses After Fee Waiver		2.40%
[1]	Estimated for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies and are estimated for the current fiscal year. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies.
[3]	The Portfolio's adviser has contractually agreed to waive its fees and reimburse expenses of the Portfolio, at least until April 30, 2016 to ensure that Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.00% of the Portfolio. These fee waivers and expense reimbursements by the adviser are subject to possible recoupment from the Portfolio in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. These agreements may be terminated only by the Portfolio's Board of Trustees, on 60 days' written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
JNF Dynasty Liquid Alternatives Portfolio JNF Dynasty Liquid Alternatives Portfolio Class	243	757

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. A higher portfolio turnover rate may indicate higher transaction costs.

Principal Investment Strategies:

Dynasty Wealth Management, LLC (“Dynasty”), the Portfolio’s sub-adviser, seeks to achieve the Portfolio’s investment objective through its “liquid alternatives” approach. The term “liquid alternatives” refers to investments that are considered to be liquid because they are readily bought and sold, and are considered to be alternative because they include investments beyond traditional stocks and bonds. This approach combines (1) multiple strategies, (2) multiple asset classes and (3) multiple managers that Dynasty believes will produce an alternative return profile that has lower correlation to traditional equity and fixed income markets and, over the long-run, a superior risk/return profile. Dynasty follows a flexible strategy allocation approach combining strategies including: equity long/short, relative value, event-driven, managed futures and global macro strategies. Additionally, Dynasty follows a flexible asset allocation approach combining asset types including: domestic and foreign common stocks, preferred stocks, fixed-income securities, foreign currencies, as well as commodities, futures, options and swaps. Dynasty accesses multiple managers by investing in mutual funds (“Underlying Funds”) advised by managers that it believes manage money in a way that is demonstrably different from a traditional approach and who are demonstrably different from each other. The Portfolio is a fund-of-funds that invests primarily in Underlying Funds that Dynasty selects to execute its liquid alternatives investment strategy. This approach to alterative investing is also liquid because Underlying Funds can be redeemed on a daily basis.

The Portfolio invests in Underlying Funds without restriction as to the issuer capitalization, sector, country, currency, credit quality or fixed-income security maturity of investments held by Underlying Funds. Dynasty selects Underlying Funds based on strategy, relative expenses, relative returns, relative volatility of returns as well as portfolio manager tenure. Dynasty sells securities when re-allocating among strategies or asset classes, when a more attractive Underlying Fund is identified, or when it losses confidence in an Underlying Fund manager’s ability to deliver expected returns.

Principal Investment Risks.

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio’s net asset value and performance. The following risks apply to the Portfolio directly or through its investments in Underlying Funds.

• Alternative Investing Risk. The value of securities selected using the sub-adviser’s liquid alternative approach can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental or traditional methods of analysis. The factors used in the sub-adviser’s analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, factors that affect a security’s value can change over time and these changes may not be reflected in the liquid alternative investment approach.

• Commodity Risk. Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or production restrictions.

• Credit Risk. Issuers might not make payments on debt securities, resulting in losses. Credit quality of securities may be lowered if an issuer’s financial condition changes, also resulting in losses.

• Derivatives Risk. Even a small investment in derivatives (which include options, futures, swap contracts and other transactions) may give rise to leverage risk, and can have a significant impact on the Portfolio’s performance. Derivatives are also subject to credit risk and liquidity risk.

• Emerging Market Risk. In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

• Equity Securities Risk. Common and preferred stocks are subject to market risks may affect the value of the Portfolio. Factors such as domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the equity prices.

• Fixed Income Risk. The value of bonds and other fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities.

• Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Junk Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Portfolio’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Portfolio’s share price.

`• Limited History of Operations. The Portfolio has a limited history of operation for investors to evaluate and the sub-adviser has not previously managed a mutual fund.

• Management Risk. The sub-adviser’s dependence on its liquid alternatives methodology and judgments about the attractiveness, value and potential appreciation of particular asset classes and Underlying Funds in which the Portfolio invests may prove to be incorrect and may not produce the desired results. The adviser’s judgment regarding the sub-adviser’s investment skill may also prove incorrect.

• Market Risk. Overall securities market risks may affect the value of individual Underlying Funds. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets. In response to unfavorable market conditions, the adviser may temporarily invest a portion or all of the Portfolio in cash or cash equivalents instead of Underlying Funds. If it does so, different factors could affect the Portfolio’s performance and the Portfolio may not achieve its investment objective.

• Short Position Risk. When the Portfolio invests in Underlying Funds that employ a long/short strategy, the Underlying Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Underlying Fund purchases an offsetting position. Short positions may be considered speculative transactions and involve special risks, including greater reliance on an Underlying Fund’s adviser’s ability to accurately anticipate the future value of a security or instrument.

• Small and Medium Capitalization Stock Risk. The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

• Turnover Risk. Underlying Funds may engage in short-term trading to try to achieve investment objectives and may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover may cause the Portfolio to indirectly incur higher brokerage costs, which may adversely affect the Portfolio’s performance.

• Underlying Fund Risk. The cost of investing in the Portfolio will be higher than the cost of investing directly in Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each Underlying Fund is subject to specific risks, depending on the nature of the fund.

Performance:

Because the Portfolio has less than a full calendar year of investment operations, no bar chart or Average Annual Total Returns table is presented for the Portfolio at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.